Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pre-tax income from continuing operations
Amortization of acquired intangible assets		$ (1,838)	$ (1,832)	$ (1,271)
Acquisition-related (charges)/income		(43)	(13)	(423)
Non-operating retirement-related (costs)/income		(1,282)	(1,073)	(576)
Separation-related charges		118
Other - divested businesses		25	12	580
Income from continuing operations before income taxes		4,837	2,572	7,206
Charge for structural actions	$ 1,472
Business Segments
Pre-tax income from continuing operations
Income from continuing operations before income taxes		8,637	6,479	9,502
Internal transactions
Pre-tax income from continuing operations
Income from continuing operations before income taxes		(7)	(28)	(21)
Unallocated corporate amounts
Pre-tax income from continuing operations
Income from continuing operations before income taxes		$ (774)	$ (973)	$ (586)